Consolidated Statements of Operations (USD $) (USD $)	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010
Consolidated Statements Of Operations Usd
Revenues	$ 4,477,931		$ 3,028,699
Revenues - related party	0		125,000
Total Revenues	4,477,931		3,153,699
Costs and expenses:
Instructional costs and services	2,493,341		1,759,140
Marketing and promotional	1,181,558		242,134
General and administrative	2,634,453		998,777
Depreciation and amortization	264,082		338,803
Total costs and expenses	6,573,434		3,338,854
Operating loss	(2,095,503)		(185,155)
Other income (expense):
Interest income	2,656		8
Interest expense	(27,850)		(18,399)
Loss due to unauthorized borrowing	(14,876)		(261,468)
Total other expense	(40,070)		(279,859)
Loss before income taxes	(2,135,573)		(465,014)
Income tax expense (benefit)	0		0
Net loss	(2,135,573)		(465,014)
Cumulative preferred stock dividends	(87,326)		0
Net loss allocable to common stockholders	$ (2,222,899)		$ (465,014)
Loss per share:
Basic and diluted	$ (0.14)	[1],[2]	$ (0.02)
Weighted average number of common shares outstanding:
Basic and diluted	15,377,413	[1],[2]	21,000,000

[1]	Pro forma basic and diluted loss per common share is based on the weighted average number of common shares which would have been outstanding during the period if the recapitalization had occurred at January 1, 2011, and reflects the exchange of the Series A through Series E preferred stock as well as the common stock of AUI for common stock of AGI. The shares of preferred stock have been included in the calculation of basic and diluted loss per common share as if they had been converted to common shares on the date issued.
[2]	Pro forma weighted average shares include the retention of 9,760,000 shares of common stock by prior shareholders of AGI as if such shares were issued on January 1, 2011. In computing pro forma diluted net loss per share, no effect has been given to common shares issuable upon conversion of the $20,000 of convertible notes as the effect would be anti-dilutive. Such convertible notes are convertible at a conversion price equal to the next equity offering of the Company.